Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2019	2018	2017
Net income/(loss) attributable to shareholders	16,967	11,779	(10,408)

Weighted average number of ordinary shares	54,106,142	40,451,474	30,763,911
Share options	141,000	141,000	—
Weighted average number of shares, adjusted for dilution	54,247,142	40,592,474	30,763,911

Earnings/(loss) per share
- Basic and diluted	0.31	0.29	(0.34)